Share-Based Compensation - Schedule of Stock Appreciation Rights Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Options outstanding, Weighted Average Exercise Price, Beginning Balance	$ 113.15	$ 91.53	$ 71.79
Granted, Weighted Average Exercise Price	236	174.98	144.47
Exercised, Weighted Average Exercise Price	90.84	67.57	44.07
Cancelled, Weighted Average Exercise Price	182.87	138.32	111.69
SARs Options outstanding, Weighted Average Exercise Price, Ending Balance	126.38	$ 113.15	$ 91.53
SARs Options exercisable, Weighted Average Exercise Price	$ 102.2
SARs Options outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
SARs Options exercisable, Weighted Average Remaining Contractual Term	4 years 8 months 12 days
SARs Options outstanding, Aggregate Intrinsic Value	$ 691
SARs Options exercisable, Aggregate Intrinsic Value	$ 572
Time SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Options Outstanding, Beginning Balance	6,162	7,836	9,050
Granted, SARs Options	570	877	1,120
Exercised, SARs Options	(660)	(2,443)	(2,159)
Cancelled, SARs Options	(112)	(108)	(175)
SARs Options Outstanding, Ending Balance	5,960	6,162	7,836
SARs Options Exercisable, Ending Balance	4,022
Performance SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Options Outstanding, Beginning Balance	286	819	2,144
Granted, SARs Options	0	0	0
Exercised, SARs Options	(159)	(533)	(1,325)
Cancelled, SARs Options	0	0	0
SARs Options Outstanding, Ending Balance	127	286	819
SARs Options Exercisable, Ending Balance	127
Total SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Options Outstanding, Beginning Balance	6,448	8,655	11,194
Granted, SARs Options	570	877	1,120
Exercised, SARs Options	(819)	(2,976)	(3,484)
Cancelled, SARs Options	(112)	(108)	(175)
SARs Options Outstanding, Ending Balance	6,087	6,448	8,655
SARs Options Exercisable, Ending Balance	4,149